Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	May 31, 2026	May 31, 2026	May 31, 2026
C000024675 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Average Annual Return, Percent	6.35%	1.32%	2.23%
C000024676 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A Shares — with sales load
Average Annual Return, Percent	1.31%	0.15%	1.53%
Without Sales Load [Member] | C000024676 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A Shares — without sales load
Average Annual Return, Percent	6.10%	1.08%	2.00%
Morningstar Municipal National Intermediate Funds Category Average [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Municipal National Intermediate Funds Category Average
Average Annual Return, Percent	6.26%	0.96%	1.97%
S And P Municipal Bond Intermediate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Municipal Bond Intermediate Index
Average Annual Return, Percent	5.92%	1.23%	2.25%
S And P Municipal Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Municipal Bond Index
Average Annual Return, Percent	6.57%	1.14%	2.30%